Fair Value Measurements and Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Fair Values of Financial Instruments [Abstract]
Fair Value Measurements and Fair Values of Financial Instruments
Note 15 – Fair Value Measurements and Fair Values of Financial Instruments

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures.  In accordance with the Fair Value Measurements and Disclosures topic of FASB ASC 820, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair value is best determined based upon quoted market prices.  However, in many instances, there are no quoted market prices for the Company's various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The fair value guidance provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate.  In such circumstances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment.  The fair value is a reasonable point within the range that is most representative of fair value under current market conditions.

The fair value guidance establishes a fair value hierarchy that prioritizes the inputs to valuation methods used to measure fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

An asset's or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The table below presents the balances of assets presented at fair value on a recurring basis at December 31, 2011 and December 31, 2010 (in thousands):

		December 31, 2011
		Quoted Prices in	Significant
		Active Markets	Other	Significant Other
		for Identical	Observable	Observable
	Total Fair	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Investment securities available for sale:
U.S. Government agency securities	$3,457	$-	$3,457	$-
Corporate securities	1,668	1,668	-	-
Short-term bond fund	1,070	1,070	-	-
Limited-term bond fund	512	512	-	-
	$6,707	$3,250	$3,457	$-

		December 31, 2010
		Quoted Prices in	Significant
		Active Markets	Other	Significant Other
		for Identical	Observable	Observable
	Total Fair	Assets	Inputs	Inputs
Investment securities available for sale:	Value	(Level 1)	(Level 2)	(Level 3)
U.S. Government agency securities	$1,737	$-	$1,737	$-
Short-term bond fund	1,037	1,037	-	-
Limited-term bond fund	497	497	-	-
	$3,271	$1,534	$1,737	$-

For assets measured at fair value on a nonrecurring basis that were still held at the end of the period, the following table provides the fair value measurements by level within the fair value hierarchy used at December 31, 2011 and December 31, 2010 (in thousands):

	December 31, 2011
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)

Impaired loans	$2,936	$-	$-	$2,936

Other real estate owned	$185	$-	$-	$185

	December 31, 2010
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)

Impaired loans	$1,926	$-	$-	$1,926

Other real estate owned	$1,191	$-	$-	$1,191

Fair value of impaired loans is generally based upon independent market prices or appraised value of the collateral. During the periods presented, loan impairment was evaluated based on the fair value of the loans' collateral. Our appraisals are typically performed by independent third party appraisers, and are obtained as soon as practicable once indicators of possible impairment are identified. Our impaired loans at December 31, 2011 and December 31, 2010 are included in Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement.

Real estate properties acquired through, or in lieu of, foreclosure are to be sold and are carried at fair value less estimated cost to sell.  Fair value is based upon independent market prices or appraised value of the property, net of selling costs.  These assets are included in Level 3 fair value based upon the lowest level of input that is significant to the fair value measurement.

The following methods and assumptions were used to estimate the fair value of the Company's financial instruments at December 31, 2011 and December 31, 2010:

Cash and Cash Equivalents (Carried at Cost)
The carrying amounts reported in the balance sheet for cash and short-term instruments approximate those assets' fair values.

Interest Earning Time Deposits (Carried at Cost)
Fair values for interest-earning time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.  The Company generally purchases amounts below the insured limit, limiting the amount of credit risk on these time deposits.

Investment and Mortgage-Backed Securities
The fair value of securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted prices.

Loans Held for Sale (Carried at Cost)
Fair values of loans held for sale are based on commitments on hand from investors at prevailing market rates.

Loans Receivable (Carried at Cost)
The fair values of loans are estimated using discounted cash flow analyses, using market rates at the balance sheet date that reflect the credit and interest rate-risk inherent in the loans.  Projected future cash flows are calculated based upon contractual maturity or call dates, projected repayments and prepayments of principal.  Generally, for variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values.

Federal Home Loan Bank Stock (Carried at Cost)
The carrying amount of restricted investment in Federal Home Loan Bank stock approximates fair value, and considers the limited marketability of such securities.

Accrued Interest Receivable and Payable (Carried at Cost)
The carrying amount of accrued interest receivable and accrued interest payable approximates its fair value.

Deposit Liabilities (Carried at Cost)
The fair values disclosed for demand deposits (e.g., passbook savings, statement savings and eSavings accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered in the market on certificates to a schedule of aggregated expected monthly maturities on time deposits.

Short-Term Borrowings (Carried at Cost)
The carrying amounts of short-term borrowings approximate their fair values.

Long-Term Debt and Other Borrowings (Carried at Cost)
Fair values of FHLB advances and other borrowings are estimated using discounted cash flow analysis, based on quoted prices for new FHLB advances and other borrowings with similar credit risk characteristics, terms and remaining maturity.  These prices obtained from this active market represent a market value that is deemed to represent the transfer price if the liability were assumed by a third party.

Off-Balance Sheet Financial Instruments (Disclosed at Cost)
Fair values for the Bank's off-balance sheet financial instruments (lending commitments) are based on fees currently charged in the market to enter into similar agreements, taking into account, the remaining terms of the agreements and the counterparties' credit standing.

The following information is an estimate of the fair value of a limited portion of the Company's assets and liabilities.  Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful.

The estimated fair values of the Company's financial instruments were as follows at December 31, 2011 and 2010 (in thousands):

	December 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Assets:
Cash and cash equivalents	$11,687	$11,687	$8,650	$8,650
Investment in interest-earning time deposits	8,082	8,178	6,001	6,019
Investment securities available for sale	6,707	6,707	3,271	3,271
Mortgage-backed securities held to maturity	3,888	4,248	5,406	5,810
Loans held for sale	413	418	-	-
Loans receivable, net	75,339	77,005	74,710	76,212
Investment in FHLB stock	616	616	757	757
Accrued interest receivable	543	543	423	423

Liabilities:
Deposits	88,525	90,106	79,691	80,526
FHLB advances, long-term	2,000	2,105	3,800	4,020
FHLB advances, short-term	1,800	1,800	1,800	1,800
Other borrowings	-	-	423	423
Accrued interest payable	98	98	107	107

Off-balance sheet financial instruments	--	--	--	--

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument.  These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on many judgments.

These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.  Changes in assumptions could significantly affect the estimates.  Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments.  Significant assets and liabilities that are not considered financial instruments include deferred income taxes and premises and equipment.  In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.